Background, Organization and Summary of Significant Accounting Policies - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 179,314	$ 139,983
Foreign currency translation adjustment	(8,945)	7,303
Goodwill, Ending balance	359,045	179,314
Neuco
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	182	32,028
Linetec
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	188,494
Natural Gas Operations
Goodwill [Roll Forward]
Goodwill, Beginning balance	10,095	10,095
Foreign currency translation adjustment	0	0
Goodwill, Ending balance	10,095	10,095
Natural Gas Operations | Neuco
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	0	0
Natural Gas Operations | Linetec
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	0
Utility Infrastructure Services
Goodwill [Roll Forward]
Goodwill, Beginning balance	169,219	129,888
Foreign currency translation adjustment	(8,945)	7,303
Goodwill, Ending balance	348,950	169,219
Utility Infrastructure Services | Neuco
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	182	$ 32,028
Utility Infrastructure Services | Linetec
Goodwill [Roll Forward]
Goodwill from Neuco acquisition	$ 188,494